INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 1,107,000	€ 936,000	€ 1,548,000	€ 1,595,000
Cost of goods sold	(419,000)	(334,000)	(594,000)	(623,000)
Gross profit	688,000	602,000	954,000	972,000
Research and Development Expense	(6,605,000)	(3,470,000)	(12,762,000)	(7,065,000)
Selling, General and Administrative Expense	(6,185,000)	(4,536,000)	(11,736,000)	(8,729,000)
Other income/(expense)	219,000	14,000	265,000	150,000
Operating loss for the period	(11,883,000)	(7,390,000)	(23,279,000)	(14,672,000)
Financial income	789,000	4,669,000	1,414,000	6,246,000
Financial expense	(775,000)	(2,162,000)	(1,732,000)	(2,950,000)
Loss for the period before taxes	(11,869,000)	(4,883,000)	(23,597,000)	(11,376,000)
Income taxes	(928,000)	(107,000)	(1,110,000)	(315,000)
Loss for the period	(12,797,000)	(4,990,000)	(24,707,000)	(11,691,000)
Loss attributable to equity holders	(12,797,000)	(4,990,000)	(24,707,000)	(11,691,000)
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	(50,000)	(12,000)	(78,000)	(114,000)
Total comprehensive loss for the year, net of tax	(12,847,000)	(5,002,000)	(24,785,000)	(11,805,000)
Loss attributable to equity holders	€ (12,847,000)	€ (5,002,000)	€ (24,785,000)	€ (11,805,000)
Basic Loss Per Share (in EUR)	€ (0.447)	€ (0.193)	€ (0.907)	€ (0.453)
Diluted Loss Per Share (in EUR)	€ (0.447)	€ (0.193)	€ (0.907)	€ (0.453)